PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2024	2023
Cost:
Machinery and equipment	32,865	37,219
Equipment advanced payments	903	751
Leasehold improvements	10,985	9,251
Office furniture and equipment	882	790

	45,635	48,011
Accumulated depreciation:
Machinery and equipment	(21,696)	(29,424)
Leasehold improvements	(8,732)	(8,624)
Office furniture and equipment	(629)	(609)

	(31,057)	(38,657)

Depreciated cost	14,578	9,354